Share-based Compensation - Schedule of Omnibus Incentive Plan (Details) - Restricted Stock Units And Performance Shares - Omnibus Incentive Plan shares in Millions	6 Months Ended
Sep. 30, 2025 $ / shares shares
Awards
Outstanding, beginning of period (in shares) | shares	11
Granted (in shares) | shares	12
Vested (in shares) | shares	(4)
Outstanding, ending of period (in shares) | shares	19
Weighted Average Grant Date Fair Value Per Award
Outstanding, beginning of period (in dollars per share) | $ / shares	$ 118.24
Granted (in dollars per share) | $ / shares	118.78
Vested (in dollars per share) | $ / shares	117.37
Outstanding, ending of period (in dollars per share) | $ / shares	$ 118.82